GENERAL	12 Months Ended
Dec. 31, 2021
GENERAL
GENERAL

NOTE 1:-GENERAL

a.	Company description:

Alpha Tau Medical Ltd. (“the Company”) is an Israeli clinical-stage oncology therapeutics company that focuses on research, development and commercialization of Alpha DaRT (Diffusing Alpha-emitters Radiation Therapy) for the treatment of solid cancer. The Company was established in November 2015 and began its operations in January 2016, and shortly thereafter acquired the full rights to the Alpha DaRT technology from Althera Medical Ltd., (“Althera”), developed in 2003 at Tel Aviv University.

In August 2017 the Company established a fully owned subsidiary in the United States - “Alpha Tau Medical Inc.” (hereafter: ATM Inc). ATM Inc began its activity in August 2018.

In January 2018 the Company established a subsidiary in Japan “Alpha Tau Medical KK” (hereafter: ATM KK). ATM KK began its activity in January 2018, initially as a JV that was jointly owned by the Company (holding more than 90% of ATM KK) and HekaBio K.K. In July 2019, the Company acquired full ownership of ATM KK by virtue of a transaction in which the Company invested additional funds into ATM KK, and ATM KK repurchased its own shares that were held by HekaBio K.K. As of December 31, 2021 and 2020, the Company holds 100%of ATM KK.

In July 2019, the Company established a fully owned subsidiary in Canada “Alpha Tau Medical Canada Inc.” (hereafter: ATM Canada Inc). ATM Canada Inc began its activity in March 2020.

On July 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Healthcare Capital Corp., a Delaware corporation (“HCCC”), and Archery Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”). As part of the completion of business combination on March 7, 2022 (the “closing date”), the Merger Sub was merged with and into HCCC (the “Merger”), with HCCC survived the merger as a wholly owned subsidiary of the Company (for further information see note 14b).

The novel coronavirus (“COVID-19”) pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

NOTE 1:-GENERAL (Cont.)

b.	The Company’s activities since inception have consisted of performing research and development activities. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations are dependent on future events, including, among other things, its ability to secure financing; obtain further marketing approvals from regulatory authorities; access potential markets; and build a sustainable customer base; attract, retain and motivate qualified personnel; and develop strategic alliances. The Company’s operations are funded by its shareholders and research and development grants and the Company intends to seek further private or public financing as well as make applications for further research and development grants for continuing its operations. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

The Company expects to continue to incur substantial losses over the next several years during its clinical development phase. To fully execute its business plan, the Company will need to complete registrational clinical studies and certain development activities as well as manufacture the required clinical and commercial products in its manufacturing plants. Further, the Company will seek further regulatory approvals prior to commercialization and the Company will need to establish sales, marketing and logistic infrastructures. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company.

As of December 31, 2021, the Company had cash, cash equivalents, short-term deposits and restricted cash of $31,934. During the year ended December 31, 2021, the Company incurred a net loss of $27,271 and had negative cash flows from operating activities of $11,812. In addition, the Company had an accumulated deficit of $52,840 on December 31, 2021. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements for at least two years (for further information see note 13b).